Provisions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Discount rate of provision	3.84%	3.99%
Other provisions	$ 159,900	$ 175,639	$ 147,157
Litigation provision [Member]
Disclosure of other provisions [line items]
Other provisions	16,600	42,300
Environmental remediation liabilities [Member]
Disclosure of other provisions [line items]
Other provisions	$ 9,700	$ 23,400